Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Rent Expense to Operating Lease	Rent expense pursuant to operating leases for the periods presented is as follows:
	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Rent expense	$464	$476

Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments pursuant to operating leases as of December 31, 2016 are as follows (in thousands):
2017	$292
2018	242
2019	241
2020	248
2021	255
Thereafter	22
$1,300

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments pursuant to capital leases as of December 31, 2016 are as follows (in thousands):

2017	$441
2018	154
2019	89
2020	5
2021	—
Total payments remaining	689
Less: portion representing interest	(26)
Principal portion	663
Less: unamortized deferred financing costs	(46)
Capital lease balance	617
Less: current maturities of capital lease obligations	(379)
Capital lease, net of current maturities	$238